Royalty bond (Details) kr in Thousands, $ in Millions					12 Months Ended
	Sep. 17, 2018 USD ($)	Sep. 17, 2018 DKK (kr)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)		Dec. 31, 2017 DKK (kr)		Dec. 31, 2019 USD ($)
Royalty bond
Other income					kr 444		kr 1,099,526	[1]	kr 607	[1]
Cash flows regarding royalty bond
Royalty bond payable					0		135,734
Repayment of royalty bond			$ (24.7)	kr (157,600)	0	$ (24.7)	(158,311)	[1]	(176,360)	[1]
Amortization of financing costs					0		18,347		5,748
Exchange rate adjustments					0		4,230
Royalty bond payable					kr 0		kr 0		kr 135,734
Sanofi
Royalty bond
Other income	$ 205.0	kr 1,310,200
Estimated effect of potential milestone | $											$ 15.0
Royalty Pharma
Royalty bond
Potential milestone receivable | $			$ 85.0

[1]	See note 1 to the consolidated financial statements.